Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022
Class A [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share [Line Items]
Allocation of net (loss) income, as adjusted	$ (454,465)	$ (669,061)	$ (519,430)	$ 4,306,110
Basic and diluted weighted average shares outstanding	12,808,125	4,455,000	1,821,600	12,808,125
Basic and diluted net (loss) income per common stock	$ (0.04)	$ (0.15)	$ (0.29)	$ 0.34
Class B [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share [Line Items]
Allocation of net (loss) income, as adjusted	$ (112,213)	$ (434,549)	$ (584,812)	$ 1,063,212
Basic and diluted weighted average shares outstanding	3,162,500	2,893,478	2,050,889	3,162,500
Basic and diluted net (loss) income per common stock	$ (0.04)	$ (0.15)	$ (0.29)	$ 0.34